CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Current assets
Cash and cash equivalents	$ 17,914	$ 5,418
Receivables	12,708	15,481
Inventories	1,583	1,649
Licensed content costs and advances	2,171	4,597
Other current assets	875	979
Total current assets	35,251	28,124
Produced and licensed content costs	25,022	22,810
Investments	3,903	3,224
Attractions, buildings and equipment	62,111	58,589
Accumulated depreciation	(35,517)	(32,415)
Parks, resorts and other property, before projects in progress and land, Total	26,594	26,174
Projects in progress	4,449	4,264
Land	1,035	1,165
Parks, resorts and other property	32,078	31,603
Intangible assets, net	19,173	23,215
Goodwill	77,689	80,293
Other assets	8,433	4,715
Total assets	201,549	193,984
Current liabilities
Accounts payable and other accrued liabilities	16,801	17,762
Current portion of borrowings	5,711	8,857
Deferred revenue and other	4,116	4,722
Total current liabilities	26,628	31,341
Borrowings	52,917	38,129
Deferred income taxes	7,288	7,902
Other long-term liabilities	17,204	13,760
Commitments and contingencies
Redeemable noncontrolling interest	9,249	8,963
Equity
Preferred stock	0	0
Common stock, $.01 par value, Authorized – 4.6 billion shares, Issued – 1.8 billion shares	54,497	53,907
Retained earnings	38,315	42,494
Accumulated other comprehensive loss	(8,322)	(6,617)
Treasury stock, at cost, 19 million shares	(907)	(907)
Total Disney Shareholders’ equity	83,583	88,877
Noncontrolling interests	4,680	5,012
Total equity	88,263	93,889
Total liabilities and equity	$ 201,549	$ 193,984